Derivative Instruments Disclosures (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net assets in the statement of financial condition	$ 172,397	$ 1,172,069	$ 1,025,176
Net Amount	172,397	1,172,069	1,025,176
JP Morgan Securities, LLC
Net assets in the statement of financial condition	(38,949)	732,303
Net Amount	(38,949)	732,303
Newedge UK Financial Ltd
Net assets in the statement of financial condition	(129,502)	5,443	48,214
Net Amount	(129,502)	5,443	48,214
Newedge USA LLC
Net assets in the statement of financial condition	340,848	434,323	198,423
Net Amount	340,848	434,323	198,423
0.17% J.P. Morgan Securities LLC Due 2014-09-30
Net assets in the statement of financial condition			778,539
Net Amount			$ 778,539